Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Financial Assets

	2021 $m	2020 $m
Equity securities	106	88
Restricted funds:
Shortfall reserve deposit	6	9
Ring-fenced amounts to satisfy insurance claims:
Cash	4	3
Money market funds	8	15
Bank accounts pledged as security	42	43
Other	1	3
	61	73
Trade deposits and loans	8	8
	175	169

Analysed as:
Current	2	1
Non-current	173	168
	175	169

Schedule of Movement in Provision for Impairment of Equity Securities
The methodology to calculate fair value and the sensitivities to the relevant significant unobservable inputs are detailed in note 25. The significant investments are as follows:

	2021		2020
	Fair value $m	Dividend income $m	Fair value $m	Dividend income $m	a
Investment in entity which owns:
InterContinental The Willard Washington DC	25	–	22	–
InterContinental San Francisco	17	–	15	1
InterContinental Grand Stanford Hong Kong	35	–	27	–

a	Reported within other operating income in the Group income statement.

Schedule of Other Trade Deposits and Loans

	2021 $m	2020 $m
Trade deposits and loans:
Gross and net balance with no significant increase in credit risk since initial recognition	6	4
Gross balance with a significant increase in credit risk since initial recognition	17	19
Provision for lifetime expected credit losses a	(15)	(15)
a	Comprises $6m and $9m (2020: $6m and $9m) relating to the Americas and EMEAA regions respectively.

Schedule of Maximum Risk to Credit Exposure by Geographies
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2021 $m	2020 $m
Americas	66	72
EMEAA	67	64
Greater China	42	33
	175	169